Schedule of Investments
June 30, 2023 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 82.04%
Capital Goods - 11.05%
Acuity Brands, Inc.	10,895	$1,776,757
Armstrong World Industries, Inc.	25,300	1,858,538
Park Aerospace Corp.	163,653	2,258,411
		5,893,706
Commercial & Professional Services - 7.41%
Conduent, Inc. (a)	391,528	1,331,195
Franklin Covey Co. (a)	59,928	2,617,655
		3,948,850
Consumer Durables & Apparel - 10.17%
Carter’s, Inc.	27,766	2,015,812
LGI Homes, Inc. (a)	8,095	1,091,935
Skechers USA, Inc. - Class A (a)	43,972	2,315,565
		5,423,312
Diversified Financials - 5.54%
Cboe Global Markets, Inc.	9,524	1,314,407
Jefferies Financial Group, Inc.	49,435	1,639,759
		2,954,166
Energy - 2.97%
Civitas Resources, Inc.	22,812	1,582,468
Financial Services - 1.81%
Pagseguro Digital Ltd. - Class A (a)(b)	102,133	964,136
Food, Beverage & Tobacco - 7.34%
Becle SAB de CV (b)(c)	1,071,395	2,625,128
Vector Group Ltd.	100,635	1,289,134
		3,914,262
Materials - 4.57%
Valvoline, Inc.	65,179	2,444,864
Media & Entertainment - 3.82%
IAC, Inc. (a)	32,427	2,036,416
Real Estate - 5.03%
FRP Holdings, Inc. (a)	46,581	2,681,668
Software & Services - 11.43%
Dropbox, Inc. - Class A (a)	92,562	2,468,628
Keywords Studios PLC (b)(c)	32,500	747,079
WNS Holdings Ltd. - ADR (a)(b)	39,061	2,879,577
		6,095,284
Technology Hardware & Equipment - 10.90%
Fabrinet (a)(b)	22,269	2,892,298
Silicom Ltd. (a)(b)	79,148	2,917,395
		5,809,693
TOTAL COMMON STOCKS (Cost $34,879,118)		43,748,825

EXCHANGE-TRADED FUND - 3.76%
Funds, Trusts, and Other Financial Vehicles - 3.76%
IShares Gold Trust (a)	55,158	2,007,200
TOTAL EXCHANGE-TRADED FUND (Cost $1,411,681)		2,007,200

REAL ESTATE INVESTMENT TRUST (REIT) - 3.48%
Real Estate - 3.48%
Chicago Atlantic Real Estate Finance, Inc.	122,479	1,855,557
TOTAL REIT (Cost $1,856,782)		1,855,557

SHORT-TERM INVESTMENT - 9.58%
Money Market Fund - 9.58%
STIT - Treasury Portfolio - Institutional Class, 5.03% (d)	5,105,980	5,105,980
TOTAL SHORT-TERM INVESTMENT (Cost $5,105,980)		5,105,980

Total Investments (Cost $43,253,560) - 98.86%		52,717,562
Other Assets in Excess of Liabilities - 1.14%		605,935
TOTAL NET ASSETS - 100.00%		$53,323,497

ADR - American Depository Receipt
Percentages are stated as a percent of net assets.

(a)		Non-income producing security.
(b)		Foreign Issued Security.
(c)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2023, the value of these investments was $3,372,207, or 6.32% of total net assets.

(d)		Rate listed is the 7-day effective yield.